Inventories (Tables)	12 Months Ended
Dec. 31, 2020
BFLY Operations Inc
Summary of inventories

	2020	2019
Raw materials	$7,688	843
Work-in-progress	865	4,788
Finished goods	17,252	3,810
Total inventories	$25,805	$9,441